Shareholders' Equity (Details 1) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	1,440,000	[1]	1,440,000	[1]
Warrants Outstanding, Granted	0	[1]	0	[1]
Warrants Outstanding, Redeemed	0	[1]	0	[1]
Warrants Outstanding, Expired	(1,440,000)	[1]
Warrants Outstanding, Exercised	0	[1]	0	[1]
Warrants Outstanding	0	[1]	1,440,000	[1]	1,440,000	[1]
Warrants Exercisable, Outstanding	1,440,000		1,440,000
Warrants Exercisable, Granted	0		0
Warrants Exercisable, Redeemed	0		0
Warrants Exercisable, Expired	(1,440,000)
Warrants Exercisable, Exercised	0		0
Warrants Exercisable outstanding	0		1,440,000		1,440,000
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Weighted Average Exercise Price, Granted	$ 0		$ 0
Weighted Average Exercise Price, Redeemed	$ 0		$ 0
Weighted Average Exercise Price, Expired	$ (5.64)
Weighted Average Exercise Price, Exercised	$ 0		$ 0
Weighted Average Exercise Price, Outstanding	$ 0		$ 5.64		$ 5.64
Average Remaining Contractual Life, Outstanding	0 years		7 months 10 days		1 year 6 months
Average Remaining Contractual Life, Granted	0 years		0 years
Average Remaining Contractual Life, Redeemed	0 years		0 years
Average Remaining Contractual Life, Expired	0 years
Average Remaining Contractual Life, Exercised	0 years		0 years

[1]	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which expired on August 10, 2013.